UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

March 31, 2015

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

AMT-Free Municipal Income Fund	2
National Municipal Income Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	43

Important Notices	44

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	2.02%	8.34%	5.68%	4.20%
Class A with 4.75% Maximum Sales Charge	—	—	–2.86	3.17	4.66	3.69
Class B at NAV	01/14/1998	03/16/1978	1.64	7.57	4.90	3.43
Class B with 5% Maximum Sales Charge	—	—	–3.36	2.57	4.57	3.43
Class C at NAV	05/02/2006	03/16/1978	1.64	7.56	4.90	3.44
Class C with 1% Maximum Sales Charge	—	—	0.64	6.56	4.90	3.44
Class I at NAV	03/16/1978	03/16/1978	2.15	8.79	5.96	4.47
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%
Barclays Long (22+) Year Municipal Bond Index	—	—	3.98	10.76	6.89	5.41

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.92%	1.67%	1.67%	0.67%
Net			0.83	1.58	1.58	0.58

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.03%	3.26%	3.26%	4.28%
Taxable-Equivalent Distribution Rate			7.12	5.76	5.76	7.56
SEC 30-day Yield			1.79	1.14	1.13	2.12
Taxable-Equivalent SEC 30-day Yield			3.15	2.01	2.00	3.75

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						10.32%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Municipal Income Fund

March 31, 2015

Performance1,2

Portfolio Managers Thomas M. Metzold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	2.48%	9.30%	5.69%	4.03%
Class A with 4.75% Maximum Sales Charge	—	—	–2.37	4.13	4.67	3.53
Class B at NAV	12/19/1985	12/19/1985	2.10	8.49	4.91	3.26
Class B with 5% Maximum Sales Charge	—	—	–2.90	3.49	4.58	3.26
Class C at NAV	12/03/1993	12/19/1985	2.10	8.49	4.91	3.26
Class C with 1% Maximum Sales Charge	—	—	1.10	7.49	4.91	3.26
Class I at NAV	07/01/1999	12/19/1985	2.50	9.58	5.96	4.30
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%
Barclays Long (22+) Year Municipal Bond Index	—	—	3.98	10.76	6.89	5.41

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.80%	1.55%	1.55%	0.55%
Net			0.71	1.46	1.46	0.46

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.91%	3.16%	3.15%	4.16%
Taxable-Equivalent Distribution Rate			6.91	5.58	5.57	7.35
SEC 30-day Yield			2.45	1.84	1.83	2.82
Taxable-Equivalent SEC 30-day Yield			4.33	3.26	3.23	4.98

% Total Leverage[5]
RIB Financing						12.73%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Income Funds

March 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

4

Eaton Vance

Municipal Income Funds

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.20	$4.53	0.90%
Class B	$1,000.00	$1,016.40	$8.29	1.65%
Class C	$1,000.00	$1,016.40	$8.29	1.65%
Class I	$1,000.00	$1,021.50	$3.28	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.53	0.90%
Class B	$1,000.00	$1,016.70	$8.30	1.65%
Class C	$1,000.00	$1,016.70	$8.30	1.65%
Class I	$1,000.00	$1,021.70	$3.28	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

5

Eaton Vance

Municipal Income Funds

March 31, 2015

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.80	$3.79	0.75%
Class B	$1,000.00	$1,021.00	$7.56	1.50%
Class C	$1,000.00	$1,021.00	$7.56	1.50%
Class I	$1,000.00	$1,025.00	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.78	0.75%
Class B	$1,000.00	$1,017.50	$7.54	1.50%
Class C	$1,000.00	$1,017.50	$7.54	1.50%
Class I	$1,000.00	$1,022.40	$2.52	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

6

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 107.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.6%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,329,894
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,780,288
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	11,329,857
Rhode Island Clean Water Finance Agency, 5.00%, 10/1/32	1,400	1,644,272

		$16,084,311

Education — 4.4%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	$4,110	$4,571,717
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,263,003
University of California, 5.25%, 5/15/35	3,555	4,277,163
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	415	512,193
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	1,120	1,386,370
West Virginia University, 5.00%, 10/1/31	3,000	3,472,260

		$15,482,706

Electric Utilities — 8.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,727,317
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,173,128
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,163,315
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	3,200	3,421,344
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,572,629
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,807,800
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,415,782
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,208,429

		$31,489,744

Escrowed / Prerefunded — 5.9%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,768,100
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,546,359
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,865	2,070,784

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	$6,000	$5,381,280

		$20,766,523

General Obligations — 11.6%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,919,866
California, 5.00%, 10/1/24	960	1,192,560
California, 5.00%, 10/1/26	1,300	1,584,063
California, 5.00%, 10/1/27	630	761,563
California, 5.00%, 2/1/31	1,405	1,627,440
California, 5.25%, 10/1/29	560	660,324
California, 5.25%, 10/1/32	3,480	4,080,474
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,361,680
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,356,494
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/31	4,470	5,123,693
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,220	971,657
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,777,538
Tuscaloosa, AL, 5.00%, 1/1/35	2,000	2,276,040
University of Connecticut, 5.00%, 2/15/32	1,150	1,339,646
Washington, 5.25%, 2/1/36(1)	6,000	7,051,860

		$41,084,898

Health Care – Miscellaneous — 0.2%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$85	$86,115
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	83	85,133
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	294	294,164
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	350	358,173

		$823,585

Hospital — 14.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$607,717
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	6,030,790

7	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	$1,720	$1,980,528
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,712,415
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,543,466
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,496,955
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,368,370
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,343,363
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,852,581
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,101,736
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,491,003
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	933,655
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,722,124
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,290,026
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,060	1,062,661
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,152,350
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,844,450

		$51,534,190

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$208,039

		$208,039

Industrial Development Revenue — 1.0%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$345	$345,007
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,085,612

		$3,430,619

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,226,052

		$2,226,052

Insured – Electric Utilities — 2.3%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,310,424
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,805,810

		$8,116,234

Insured – Escrowed / Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,394,110

		$1,394,110

Insured – General Obligations — 1.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,118,310
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	546,825
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	993,845

		$3,658,980

Insured – Lease Revenue / Certificates of Participation — 1.2%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$4,397,635

		$4,397,635

Insured – Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$4,451,682

		$4,451,682

Insured – Special Tax Revenue — 5.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$6,030	$5,910,244
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,653,780
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,303,335
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,251,757
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	839,828
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	1,547,572

		$20,506,516

8	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,153,780
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,146,670
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	903,951
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,237,816
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,206,702
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,617,663

		$11,266,582

Insured – Water and Sewer — 3.4%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,574,987
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,249,214
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	734,229
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	630,975
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	311,293
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	627,201

		$12,127,899

Other Revenue — 6.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$880	$1,032,918
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,560,359
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	300,636
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,000,150
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	3,697,715
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,363,817
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	345	337,910
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,081,388
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,236,296
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,070	2,115,851

		$23,727,040

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.7%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,655,562
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,334,602
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,480,415
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,869,582
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	1,480	1,028,570
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	650,319
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,089,707
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	174,931
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	723,848

		$13,007,536

Special Tax Revenue — 3.7%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,398	$2,421,908
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	746,790
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,117	1,118,955
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,362,888
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,646,003
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,100	1,099,934
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	4,856,568

		$13,253,046

Transportation — 19.9%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$482,935
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,296,977
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,711,924
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,320	1,520,693
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,209,219
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,669,152
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,968,050
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,411,695
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,528,492

9	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Turnpike Authority, 5.00%, 1/1/30	$3,060	$3,498,835
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,402,948
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	12,565,360
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,853,201
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,274,095
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,566,255
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	11,380,300

		$70,340,131

Water and Sewer — 2.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/33	$1,200	$1,348,560
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	6,855	7,863,439

		$9,211,999

Total Tax-Exempt Investments — 107.1% (identified cost $336,152,367)		$378,590,057

Other Assets, Less Liabilities — (7.1)%		$(24,951,525)

Net Assets — 100.0%		$353,638,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	22.6%
New York	20.3%
Texas	10.4%
Others, representing less than 10% individually	53.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 18.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,295,977.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $8,787,482 or 2.5% of the Fund’s net assets.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Security is in default and making only partial interest payments.

10	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 108.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
Oklahoma Water Resources Board, 5.25%, 4/1/36	$14,165	$16,357,034
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	27,915	28,814,979

		$45,172,013

Cogeneration — 0.4%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$13,380,787

		$13,380,787

Education — 5.8%
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	$45,615	$50,739,389
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/25(3)	3,500	4,493,825
North Carolina State University at Raleigh, 5.00%, 10/1/37	8,620	10,024,370
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,944,400
Rutgers State University, NJ, 5.00%, 5/1/43(2)(4)	37,000	42,275,830
University of California, 5.25%, 5/15/36	7,080	8,505,558
University of California, 5.25%, 5/15/37	13,000	15,582,710
University of California, 5.25%, 5/15/38	7,700	9,216,053
University of Massachusetts Building Authority, 5.00%, 11/1/31	7,815	9,404,024
University of Missouri, 5.00%, 11/1/24	3,000	3,776,790
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/23	3,860	4,764,012
University of Nebraska Facilities Corp., (UNMC Cancer Center), 5.00%, 2/15/24	10,380	12,848,675
University of Virginia, 5.00%, 8/1/21(3)	10,650	12,923,243

		$196,498,879

Electric Utilities — 7.6%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,987,868
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	8,000	8,374,960
Omaha, NE, Public Power District, 5.00%, 2/1/31	15,355	18,125,963
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	45,842,940
South Carolina Public Service Authority, 5.00%, 12/1/26	11,140	13,383,707
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/32	10,000	11,406,400

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	$22,500	$26,856,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,705,475
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41(2)	26,600	31,092,208
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	57,939,698

		$255,715,219

Escrowed / Prerefunded — 0.6%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,976,840
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	12,795	14,206,800
Puerto Rico Electric Power Authority, Escrowed to Maturity, 0.00%, 7/1/17	2,250	2,065,545

		$19,249,185

General Obligations — 19.3%
Alabama, 5.00%, 8/1/24(2)(4)	$22,260	$28,077,874
California, 5.00%, 10/1/24	9,755	12,118,149
California, 5.00%, 3/1/25	20,000	24,878,000
California, 5.00%, 3/1/26	20,000	24,621,200
California, 5.00%, 10/1/26	13,200	16,084,332
California, 5.00%, 10/1/27	6,370	7,700,247
California, 5.00%, 2/1/31	17,595	20,380,640
California, 5.00%, 2/1/38	26,790	30,605,164
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	13,320	16,234,816
Henrico County, VA, 5.00%, 8/1/27	7,885	10,067,016
Honolulu City and County, HI, 5.00%, 10/1/28(3)	5,550	6,792,756
Illinois, 5.00%, 5/1/26	24,650	27,397,982
Illinois, 5.25%, 7/1/30	16,830	18,331,909
Illinois, 5.25%, 7/1/31	2,370	2,569,341
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/29	2,620	3,027,069
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/30	4,105	4,722,310
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,059,701
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/39	3,385	3,865,738
Mississippi, 5.00%, 10/1/27	14,190	17,629,940
Mississippi, 5.00%, 10/1/28	10,000	12,311,800
New Hampshire, 5.00%, 3/1/26	3,000	3,762,510

11	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, NY, 5.00%, 8/1/21	$7,445	$8,871,015
New York, NY, 5.00%, 8/1/28	5,000	5,991,950
Newton, MA, 5.00%, 4/1/39	3,430	3,920,627
North Carolina, 5.00%, 6/1/22	10,000	12,275,100
Pennsylvania, 4.00%, 3/15/34	15,000	15,845,400
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	47,015,617
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,296,400
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	57,400	65,432,556
Seward County, KS, Unified School District No. 480, 5.00%, 9/1/33	10,000	11,299,500
Texas, (Texas Transportation Commission), 5.00%, 10/1/25(2)(4)	30,800	38,154,116
Washington, 5.00%, 7/1/31	20,000	23,749,600
Washington, Series 2011B, 5.00%, 2/1/33	20,000	23,082,600
Washington, Series 2014D, 5.00%, 2/1/33	21,325	24,882,223
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, OR, 5.00%, 6/15/27	15,245	18,918,435
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,344,756
Wisconsin, 5.00%, 5/1/35	16,500	19,083,405

		$652,401,794

Health Care – Miscellaneous — 0.0%(5)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$482	$493,562
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	517	518,757

		$1,012,319

Hospital — 7.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,474,744
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	36,700	42,769,079
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,185,269
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	26,385	30,070,193
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,929,734
Hawaii Department of Budget and Finance, (The Queen’s Health Systems), 4.00%, 7/1/40	3,845	3,867,339

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	$30,000	$37,300,200
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/34	5,000	5,654,950
Kansas Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), 5.00%, 11/15/32	9,975	11,334,493
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,932,169
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,709,628
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,491,202
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	13,500	15,369,615
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,348,669
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	25,140	28,778,764

		$266,216,048

Housing — 0.7%
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	$10,640	$9,771,882
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	12,020	12,406,924

		$22,178,806

Industrial Development Revenue — 2.4%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27(3)	$8,155	$8,155,000
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	870	872,741
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	13,017,428
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	21,127,973
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	2,420	2,420,048
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	440	479,820
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	32,496,923
Wickliffe, KY, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,738

		$79,640,671

12	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County, TN, Health and Educational Facilities Board, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,330,442

		$1,330,442

Insured – Electric Utilities — 0.3%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$474,344
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,315	1,334,028
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	8,385	8,476,564
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	830	835,445
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	166,115

		$11,286,496

Insured – General Obligations — 2.0%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,473,240
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,209,225
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	32,925	35,412,484
New Haven, CT, (AGM), 5.00%, 8/1/23	7,000	8,402,170
Oyster Bay, NY, (AGM), 4.00%, 8/1/30	7,160	7,579,576
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,647,918

		$66,724,613

Insured – Hospital — 0.7%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$7,800	$7,946,328
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	13,929,840

		$21,876,168

Insured – Lease Revenue / Certificates of Participation — 0.0%(5)
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$770	$974,866
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	417,800

		$1,392,666

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$28,623,055
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	6,251,750
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,587,399
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,052,576

		$55,514,780

Insured – Special Tax Revenue — 2.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,107,940
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,966,578
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	558,164
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,000	985,590
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	12,003,628
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	34,139,093
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	16,191,917

		$81,952,910

Insured – Student Loan — 1.6%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$33,650	$35,532,045
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	17,900	18,211,997

		$53,744,042

Insured – Transportation — 4.7%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$11,980,575
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	20,918,242
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,674,851
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	21,135,209
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	58,690	73,523,897
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,000	943,530

13	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	$1,795	$1,511,731
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	590	609,913
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	23,328,094

		$158,626,042

Lease Revenue / Certificates of Participation — 2.5%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25(7)	$38,660	$45,538,387
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,925	38,629,257

		$84,167,644

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$8,835	$8,356,231

		$8,356,231

Other Revenue — 6.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$9,530	$11,186,028
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	14,295	16,897,977
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	62,633
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.865%, 8/1/19 (Put Date), 11/1/39(9)	8,300	8,337,184
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(6)	31,500	33,279,435
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(8)	12,330	4,407,975
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	23,055	26,844,550
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	11,008,440
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,450,610
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	14,949,474
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	32,333,961
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,466,443
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,383,716

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	$34,755	$38,321,558

		$230,929,984

Senior Living / Life Care — 0.3%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(8)	$409	$100,213
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,421,996

		$11,522,209

Special Tax Revenue — 8.3%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/33	$3,000	$3,505,050
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/34	3,000	3,497,010
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	870	873,706
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	350	388,588
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	375	415,785
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	540	541,469
Jackson County, MO, Special Obligation, (Harry S. Truman Sports Complex), 5.00%, 12/1/26	3,500	4,206,020
Louisiana, 5.00%, 6/15/31	5,950	6,994,939
Louisiana, Gasoline and Fuels Tax Revenue, 4.50%, 5/1/39	12,000	13,237,200
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(10)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(10)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	155	155,527
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	420	411,050
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	210	209,815
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	335	325,942
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/26(2)	10,800	13,303,980
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/27(2)	9,000	11,014,380
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28(2)	14,000	16,961,280
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/31	18,155	21,607,900

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	$28,500	$33,770,508
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	19,805	23,711,338
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/27	15,000	18,199,200
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/32	14,210	16,716,786
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/33	10,335	11,935,788
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/33	4,680	5,480,514
Oregon Department of Transportation, Highway User Tax Revenue, 4.00%, 11/15/32	5,000	5,415,100
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/28	17,000	20,640,720
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	5,385	3,787,917
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26(2)	20,940	26,092,287
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	515	510,751
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	375	337,631
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,665	1,302,962
Texas Transportation Commission, 5.00%, 4/1/33(2)(4)	10,000	11,809,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,410	1,617,594

		$278,978,037

Student Loan — 0.6%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,560,904
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	1,290	1,393,497
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,160	2,162,635

		$20,117,036

Transportation — 23.2%
Alabama Federal Aid Highway Finance Authority, 5.00%, 9/1/28	$11,435	$13,809,363
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/32	2,500	2,901,525
Charleston County, SC, Airport District, (AMT), 5.50%, 7/1/38	10,000	11,506,900
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,750	7,621,088
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,809,650
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,551,547

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	$13,690	$15,682,306
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,230,549
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	21,700	25,622,058
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,446,959
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	11,680	13,455,827
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,307,070
Illinois Toll Highway Authority, 5.00%, 1/1/30	1,000	1,152,870
Illinois Toll Highway Authority, 5.00%, 1/1/31	1,000	1,146,240
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,857,350
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,417,233
Illinois Toll Highway Authority, 5.25%, 1/1/29	13,160	15,101,363
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,180	20,861,914
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	31,871,893
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	7,200	8,226,000
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	8,175	10,054,514
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	7,100	8,630,760
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	10,000	11,597,100
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	12,000	14,150,880
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	23,102,998
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,500	4,030,775
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	28,332,750
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, 12/15/21 (Put Date), 6/15/34(9)	35,000	35,015,050
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/32	17,475	18,911,969
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	26,650	30,101,441
New Jersey Turnpike Authority, 5.00%, 1/1/28	20,415	23,569,730
New Jersey Turnpike Authority, 5.00%, 1/1/31	10,000	11,595,900
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	14,845	16,863,772
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,991,700
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,342,787

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	$13,010	$13,942,427
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	12,904,274
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	27,258,500
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,135,600
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	11,865	13,244,425
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/26	12,500	14,860,875
Port Authority of New York & New Jersey, (AMT), 5.00%, 9/1/27	7,500	8,816,550
Port Authority of New York & New Jersey, (AMT), 5.00%, 10/15/36	17,725	19,473,039
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	32,111,524
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	4,400	4,783,768
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	35,658,164
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,853,160
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	13,790	15,278,906
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	44,360,409

		$782,553,452

Water and Sewer — 6.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/30	$1,750	$1,989,593
Chicago, IL, Water Revenue, 5.00%, 11/1/31	1,000	1,133,400
Chicago, IL, Water Revenue, 5.00%, 11/1/39	2,000	2,238,960
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	22,500	24,400,800
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,315,794
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,572,512
King County, WA, Sewer Revenue, 5.00%, 7/1/38	15,000	17,519,100
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	37,889,196
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,859,411
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,625,870
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	15,000	17,364,150

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(4)	$42,030	$48,213,033

		$231,121,819

Total Tax-Exempt Municipal Securities — 108.1% (identified cost $3,384,422,445)		$3,651,660,292

Taxable Municipal Securities — 2.4%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.3%
Massachusetts, 4.50%, 8/1/31(11)	$18,475	$20,755,184
Texas, (Texas Transportation Commission), 4.631%, 4/1/33(11)	14,295	16,664,682
Utah, 3.539%, 7/1/25(11)	7,720	8,340,225

		$45,760,091

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,752,305

		$36,752,305

Total Taxable Municipal Securities — 2.4% (identified cost $78,253,107)		$82,512,396

Corporate Bonds & Notes — 1.2%

Security	Principal Amount (000’s omitted)	Value

Education — 0.9%
Massachusetts Institute of Technology, 3.308%, 7/1/26	$27,000	$28,307,502

		$28,307,502

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.3%
Dignity Health, 3.812%, 11/1/24	$10,050	$10,562,912

		$10,562,912

Total Corporate Bonds & Notes — 1.2% (identified cost $37,050,000)		$38,870,414

Total Investments — 111.7% (identified cost $3,499,725,552)		$3,773,043,102

Other Assets, Less Liabilities — (11.7)%		$(394,330,667)

Net Assets — 100.0%		$3,378,712,435

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.1%
California	17.6%
Texas	16.9%
Others, representing less than 10% individually	56.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 12.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.1% to 3.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	When-issued security.
(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $110,794,702.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $60,750,804 or 1.8% of the Fund’s net assets.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Security is in default and making only partial interest payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

17	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited)

	March 31, 2015
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$336,152,367	$3,499,725,552
Unrealized appreciation	42,437,690	273,317,550
Investments, at value	$378,590,057	$3,773,043,102
Cash	$10,947,847	$60,749,641
Restricted cash*	885,000	8,150,000
Interest receivable	4,557,814	43,089,220
Receivable for investments sold	135,000	49,541,691
Receivable for Fund shares sold	642,771	2,654,005
Total assets	$395,758,489	$3,937,227,659

Liabilities
Payable for floating rate notes issued	$40,685,000	$492,765,000
Payable for investments purchased	—	5,920,461
Payable for when-issued securities	—	43,666,659
Payable for variation margin on open financial futures contracts	125,719	812,500
Payable for Fund shares redeemed	777,402	10,274,489
Distributions payable	192,921	1,849,186
Payable to affiliates:
Investment adviser fee	131,987	981,197
Distribution and service fees	78,430	987,697
Interest expense and fees payable	68,442	815,632
Accrued expenses	60,056	442,403
Total liabilities	$42,119,957	$558,515,224
Net Assets	$353,638,532	$3,378,712,435

Sources of Net Assets
Paid-in capital	$445,816,772	$4,350,494,969
Accumulated net realized loss	(135,247,384)	(1,249,735,974)
Accumulated undistributed net investment income	1,567,001	11,203,798
Net unrealized appreciation	41,502,143	266,749,642
Net Assets	$353,638,532	$3,378,712,435

18	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2015
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$201,020,701	$2,016,418,489
Shares Outstanding	21,488,459	203,214,412
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.35	$9.92
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.82	$10.41

Class B Shares
Net Assets	$1,089,098	$33,583,356
Shares Outstanding	117,203	3,384,992
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.29	$9.92

Class C Shares
Net Assets	$42,361,384	$626,138,615
Shares Outstanding	4,553,690	63,103,564
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.30	$9.92

Class I Shares
Net Assets	$109,167,349	$702,571,975
Shares Outstanding	10,683,437	70,802,348
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.22	$9.92

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2015
Investment Income	AMT-Free Fund	National Fund
Interest	$8,522,204	$80,677,905
Total investment income	$8,522,204	$80,677,905

Expenses
Investment adviser fee	$769,435	$5,858,043
Distribution and service fees
Class A	250,426	2,579,129
Class B	6,903	192,027
Class C	196,520	3,176,131
Trustees’ fees and expenses	8,621	34,000
Custodian fee	44,480	277,275
Transfer and dividend disbursing agent fees	59,443	679,219
Legal and accounting services	39,967	69,693
Printing and postage	13,319	96,322
Registration fees	36,265	72,087
Interest expense and fees	126,429	1,495,690
Miscellaneous	18,979	56,315
Total expenses	$1,570,787	$14,585,931
Deduct —
Reduction of custodian fee	$785	$9,928
Total expense reductions	$785	$9,928

Net expenses	$1,570,002	$14,576,003

Net investment income	$6,952,202	$66,101,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,377,276	$69,079,633
Financial futures contracts	(2,065,561)	(22,628,415)
Net realized gain	$1,311,715	$46,451,218
Change in unrealized appreciation (depreciation) —
Investments	$91,087	$(20,384,977)
Financial futures contracts	(1,288,867)	(9,843,668)
Net change in unrealized appreciation (depreciation)	$(1,197,780)	$(30,228,645)

Net realized and unrealized gain	$113,935	$16,222,573

Net increase in net assets from operations	$7,066,137	$82,324,475

20	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$6,952,202	$66,101,902
Net realized gain from investment transactions and financial futures contracts	1,311,715	46,451,218
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,197,780)	(30,228,645)
Net increase in net assets from operations	$7,066,137	$82,324,475
Distributions to shareholders —
From net investment income
Class A	$(4,024,897)	$(40,348,554)
Class B	(22,508)	(607,833)
Class C	(642,713)	(10,037,872)
Class I	(2,233,718)	(14,575,639)
Total distributions to shareholders	$(6,923,836)	$(65,569,898)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$12,119,742	$75,794,354
Class B	44,458	203,651
Class C	7,005,126	22,797,393
Class I	12,316,751	115,851,086
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,612,876	33,980,569
Class B	15,209	503,305
Class C	487,884	7,726,183
Class I	1,646,092	12,086,772
Cost of shares redeemed
Class A	(15,628,919)	(235,615,573)
Class B	(221,079)	(4,540,042)
Class C	(2,324,626)	(53,330,600)
Class I	(7,228,725)	(114,933,056)
Net asset value of shares exchanged
Class A	399,107	5,461,824
Class B	(399,107)	(5,461,824)
Net increase (decrease) in net assets from Fund share transactions	$11,844,789	$(139,475,958)

Net increase (decrease) in net assets	$11,987,090	$(122,721,381)

Net Assets
At beginning of period	$341,651,442	$3,501,433,816
At end of period	$353,638,532	$3,378,712,435

Accumulated undistributed net investment income included in net assets
At end of period	$1,567,001	$11,203,798

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$15,246,350	$160,894,414
Net realized gain from investment transactions and financial futures contracts	1,862,620	24,029,933
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	23,912,174	221,575,247
Net increase in net assets from operations	$41,021,144	$406,499,594
Distributions to shareholders —
From net investment income
Class A	$(9,371,998)	$(99,477,459)
Class B	(80,021)	(2,021,368)
Class C	(1,386,129)	(25,853,832)
Class I	(4,338,298)	(36,405,260)
Total distributions to shareholders	$(15,176,446)	$(163,757,919)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,110,528	$203,628,591
Class B	92,769	444,785
Class C	4,386,915	49,933,766
Class I	17,931,150	319,714,305
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,242,924	82,959,583
Class B	58,072	1,667,463
Class C	1,046,468	19,675,408
Class I	3,172,269	31,125,442
Cost of shares redeemed
Class A	(69,295,933)	(602,870,865)
Class B	(627,087)	(12,371,518)
Class C	(11,898,671)	(168,173,700)
Class I	(25,188,187)	(702,734,261)
Issued in connection with tax-free reorganizations (see Note 11)
Class A	—	146,588,628
Class B	—	2,461,257
Class C	—	17,625,276
Class I	—	12,263,760
Net asset value of shares exchanged
Class A	926,940	12,268,523
Class B	(926,940)	(12,268,523)
Net decrease in net assets from Fund share transactions	$(51,968,783)	$(598,062,080)

Net decrease in net assets	$(26,124,085)	$(355,320,405)

Net Assets
At beginning of year	$367,775,527	$3,856,754,221
At end of year	$341,651,442	$3,501,433,816

Accumulated undistributed net investment income included in net assets
At end of year	$1,538,635	$10,671,794

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2015
Cash Flows From Operating Activities	AMT-Free Fund	National Fund
Net increase in net assets from operations	$7,066,137	$82,324,475
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(42,739,469)	(1,399,908,978)
Investments sold	47,480,387	1,398,794,234
Net amortization/accretion of premium (discount)	(879,259)	1,263,470
Decrease in restricted cash	90,000	850,000
Decrease in interest receivable	2,406	2,829,781
Decrease in receivable for variation margin on open financial futures contracts	104,563	1,218,750
Increase in payable for variation margin on open financial futures contracts	125,719	812,500
Increase (decrease) in payable to affiliate for investment adviser fee	5,012	(10,355)
Increase (decrease) in payable to affiliate for distribution and service fees	5,180	(12,001)
Decrease in interest expense and fees payable	(14,436)	(114,574)
Decrease in accrued expenses	(74,637)	(176,992)
Net change in unrealized (appreciation) depreciation from investments	(91,087)	20,384,977
Net realized gain from investments	(3,377,276)	(69,079,633)
Net cash provided by operating activities	$7,703,240	$39,175,654

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$31,057,989	$215,682,792
Fund shares redeemed	(26,150,344)	(408,393,097)
Distributions paid, net of reinvestments	(1,170,773)	(11,459,472)
Proceeds from secured borrowings	–	80,850,000
Repayment of secured borrowings	(6,000,000)	(48,285,000)
Net cash used in financing activities	$(2,263,128)	$(171,604,777)

Net increase (decrease) in cash	$5,440,112	$(132,429,123)

Cash at beginning of period	$5,507,735	$193,178,764

Cash at end of period	$10,947,847	$60,749,641

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,762,061	$54,296,829
Cash paid for interest and fees	$140,865	$1,610,264

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights

	AMT-Free Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$9.350		$8.670	$9.600	$8.840		$8.320	$8.800	$7.030

Income (Loss) From Operations
Net investment income(2)	$0.189		$0.395	$0.400	$0.296		$0.437	$0.436	$0.429
Net realized and unrealized gain (loss)	(0.001)		0.677	(0.934)	0.758		0.505	(0.487)	1.763

Total income (loss) from operations	$0.188		$1.072	$(0.534)	$1.054		$0.942	$(0.051)	$2.192

Less Distributions
From net investment income	$(0.188)		$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Total distributions	$(0.188)		$(0.392)	$(0.396)	$(0.294)		$(0.422)	$(0.429)	$(0.422)

Net asset value — End of period	$9.350		$9.350	$8.670	$9.600		$8.840	$8.320	$8.800

Total Return(3)	2.02	%(4)	12.63%	(5.75)%	12.06	%(4)	11.68%	(0.79)%	31.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,021		$200,408	$224,506	$293,544		$299,566	$345,914	$464,221
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.83	%(5)	0.83%	0.83%	0.84	%(5)	0.85%	0.83%	0.84%
Interest and fee expense(7)	0.07	%(5)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.90	%(5)	0.92%	0.94%	0.95	%(5)	0.97%	0.96%	0.95%
Net investment income	4.03	%(5)	4.40%	4.26%	4.24	%(5)	5.19%	4.90%	5.20%
Portfolio Turnover	9	%(4)	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	AMT-Free Fund — Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$9.290		$8.620	$9.540	$8.780		$8.270	$8.740	$6.980

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.326	$0.326	$0.242		$0.372	$0.368	$0.365
Net realized and unrealized gain (loss)	(0.001)		0.667	(0.922)	0.758		0.495	(0.477)	1.755

Total income (loss) from operations	$0.152		$0.993	$(0.596)	$1.000		$0.867	$(0.109)	$2.120

Less Distributions
From net investment income	$(0.152)		$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Total distributions	$(0.152)		$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.361)	$(0.360)

Net asset value — End of period	$9.290		$9.290	$8.620	$9.540		$8.780	$8.270	$8.740

Total Return(3)	1.64	%(4)	11.73%	(6.42)%	11.50	%(4)	10.76%	(1.43)%	30.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,089		$1,647	$2,893	$5,236		$7,771	$13,078	$19,252
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58	%(5)	1.58%	1.58%	1.59	%(5)	1.61%	1.58%	1.59%
Interest and fee expense(7)	0.07	%(5)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.65	%(5)	1.67%	1.69%	1.70	%(5)	1.73%	1.71%	1.70%
Net investment income	3.28	%(5)	3.67%	3.49%	3.50	%(5)	4.46%	4.16%	4.47%
Portfolio Turnover	9	%(4)	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	AMT-Free Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$9.300		$8.620	$9.550	$8.790		$8.280	$8.750	$6.990

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.326	$0.327	$0.242		$0.371	$0.367	$0.365
Net realized and unrealized gain (loss)	(0.001)		0.677	(0.933)	0.758		0.496	(0.475)	1.755

Total income (loss) from operations	$0.152		$1.003	$(0.606)	$1.000		$0.867	$(0.108)	$2.120

Less Distributions
From net investment income	$(0.152)		$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Total distributions	$(0.152)		$(0.323)	$(0.324)	$(0.240)		$(0.357)	$(0.362)	$(0.360)

Net asset value — End of period	$9.300		$9.300	$8.620	$9.550		$8.790	$8.280	$8.750

Total Return(3)	1.64	%(4)	11.84%	(6.51)%	11.49	%(4)	10.76%	(1.42)%	30.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,361		$37,193	$40,823	$50,099		$43,863	$50,369	$56,641
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	1.58	%(5)	1.58%	1.58%	1.59	%(5)	1.61%	1.57%	1.59%
Interest and fee expense(7)	0.07	%(5)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	1.65	%(5)	1.67%	1.69%	1.70	%(5)	1.73%	1.70%	1.70%
Net investment income	3.28	%(5)	3.65%	3.52%	3.48	%(5)	4.42%	4.14%	4.44%
Portfolio Turnover	9	%(4)	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	AMT-Free Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,		Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period	$10.210		$9.470	$10.480	$9.660		$9.090	$9.610	$7.670

Income (Loss) From Operations
Net investment income(2)	$0.219		$0.455	$0.463	$0.341		$0.500	$0.500	$0.491
Net realized and unrealized gain (loss)	0.009		0.737	(1.015)	0.819		0.554	(0.528)	1.932

Total income (loss) from operations	$0.228		$1.192	$(0.552)	$1.160		$1.054	$(0.028)	$2.423

Less Distributions
From net investment income	$(0.218)		$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Total distributions	$(0.218)		$(0.452)	$(0.458)	$(0.340)		$(0.484)	$(0.492)	$(0.483)

Net asset value — End of period	$10.220		$10.210	$9.470	$10.480		$9.660	$9.090	$9.610

Total Return(3)	2.15	%(4)	12.99%	(5.46)%	12.27	%(4)	11.87%	(0.50)%	31.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,167		$102,404	$99,553	$125,642		$101,762	$130,202	$196,069
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(6)	0.58	%(5)	0.58%	0.58%	0.59	%(5)	0.60%	0.57%	0.59%
Interest and fee expense(7)	0.07	%(5)	0.09%	0.11%	0.11	%(5)	0.12%	0.13%	0.11%
Total expenses(6)	0.65	%(5)	0.67%	0.69%	0.70	%(5)	0.72%	0.70%	0.70%
Net investment income	4.28	%(5)	4.64%	4.52%	4.48	%(5)	5.42%	5.14%	5.43%
Portfolio Turnover	9	%(4)	24%	31%	26	%(4)	20%	15%	46%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	National Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$9.170	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.446	$0.468	$0.477	$0.549	$0.527
Net realized and unrealized gain (loss)	0.048		0.707	(1.032)	0.842	(0.682)	(0.022)

Total income (loss) from operations	$0.243		$1.153	$(0.564)	$1.319	$(0.133)	$0.505

Less Distributions
From net investment income	$(0.193)		$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Total distributions	$(0.193)		$(0.453)	$(0.466)	$(0.479)	$(0.527)	$(0.525)

Net asset value — End of period	$9.920		$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	2.48	%(3)	12.89%	(5.77)%	14.42%	(1.00)%	5.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,016,418		$2,126,465	$2,134,502	$2,975,655	$2,872,630	$3,971,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.66	%(5)	0.71%	0.66%	0.67%	0.69%	0.67%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(4)	0.75	%(5)	0.80%	0.77%	0.78%	0.82%	0.80%
Net investment income	3.94	%(5)	4.71%	4.67%	4.88%	6.04%	5.45%
Portfolio Turnover	34	%(3)	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	National Fund — Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.379	$0.392	$0.405	$0.480	$0.455
Net realized and unrealized gain (loss)	0.048		0.704	(1.031)	0.840	(0.681)	(0.029)

Total income (loss) from operations	$0.206		$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.156)		$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.156)		$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of period	$9.920		$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	2.10	%(3)	12.06%	(6.47)%	13.57%	(1.73)%	4.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,583		$42,655	$59,244	$103,613	$122,288	$160,946
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.41	%(5)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(4)	1.50	%(5)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	3.20	%(5)	4.01%	3.90%	4.15%	5.29%	4.70%
Portfolio Turnover	34	%(3)	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	National Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$9.170	$10.200	$9.360	$10.020	$10.050

Income (Loss) From Operations
Net investment income(1)	$0.158		$0.376	$0.392	$0.404	$0.481	$0.455
Net realized and unrealized gain (loss)	0.048		0.707	(1.031)	0.841	(0.682)	(0.029)

Total income (loss) from operations	$0.206		$1.083	$(0.639)	$1.245	$(0.201)	$0.426

Less Distributions
From net investment income	$(0.156)		$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Total distributions	$(0.156)		$(0.383)	$(0.391)	$(0.405)	$(0.459)	$(0.456)

Net asset value — End of period	$9.920		$9.870	$9.170	$10.200	$9.360	$10.020

Total Return(2)	2.10	%(3)	12.06%	(6.47)%	13.58%	(1.74)%	4.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$626,139		$645,801	$681,072	$980,799	$932,773	$1,281,278
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.41	%(5)	1.46%	1.41%	1.42%	1.44%	1.42%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(4)	1.50	%(5)	1.55%	1.52%	1.53%	1.57%	1.55%
Net investment income	3.19	%(5)	3.98%	3.92%	4.13%	5.29%	4.70%
Portfolio Turnover	34	%(3)	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	National Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.870		$9.180	$10.200	$9.360	$10.020	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.208		$0.478	$0.492	$0.499	$0.565	$0.552
Net realized and unrealized gain (loss)	0.048		0.690	(1.021)	0.844	(0.675)	(0.024)

Total income (loss) from operations	$0.256		$1.168	$(0.529)	$1.343	$(0.110)	$0.528

Less Distributions
From net investment income	$(0.206)		$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Total distributions	$(0.206)		$(0.478)	$(0.491)	$(0.503)	$(0.550)	$(0.548)

Net asset value — End of period	$9.920		$9.870	$9.180	$10.200	$9.360	$10.020

Total Return(2)	2.50	%(3)	13.17%	(5.43)%	14.71%	(0.75)%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$702,572		$686,514	$981,936	$1,142,323	$796,970	$522,370
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.41	%(5)	0.46%	0.41%	0.42%	0.43%	0.42%
Interest and fee expense(6)	0.09	%(5)	0.09%	0.11%	0.11%	0.13%	0.13%
Total expenses(4)	0.50	%(5)	0.55%	0.52%	0.53%	0.56%	0.55%
Net investment income	4.19	%(5)	5.07%	4.93%	5.09%	6.23%	5.70%
Portfolio Turnover	34	%(3)	47%	74%	59%	18%	20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

32

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$40,685,000	$492,765,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.03	0.02 - 0.22
Collateral for Floating Rate Notes Outstanding	$64,626,961	$765,163,199

For the six months ended March 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,948,736	$486,182,637
Average Interest Rate	0.62%	0.62%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2015.

33

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of March 31, 2015, the Funds’ investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015, if any, are anticipated to be restructured by the required compliance date.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

34

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2015	$12,777,842	$1,872,342
September 30, 2016	23,678,685	53,981,575
September 30, 2017	55,876,213	16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$102,882,431	$925,769,551

Deferred capital losses:
Short-term	$13,989,515	$178,038,326
Long-term	$19,186,298	$218,786,721

Included in the amounts above for National Fund is a capital loss carryforward of $12,407,106 as a result of the reorganizations on June 27, 2014 (see Note 11) and capital loss carryforwards of $18,149,382 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$295,585,903	$2,975,505,623
Gross unrealized appreciation	$44,670,905	$336,913,377
Gross unrealized depreciation	(2,351,751)	(32,140,898)

Net unrealized appreciation	$42,319,154	$304,772,479

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage

35

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended March 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$769,435	$5,858,043
Effective Annual Rate	0.45%	0.34%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2015 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$3,715	$38,974
EVD’s Class A Sales Charges	$8,508	$102,699

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2015 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$250,426	$2,579,129

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Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$5,177	$144,020
Class C Distribution Fees	$147,390	$2,382,098

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2015 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$1,726	$48,007
Class C Service Fees	$49,130	$794,033

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$—	$289,000
Class B	$400	$13,000
Class C	$100	$8,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2015 were as follows:

	AMT-Free Fund	National Fund

Purchases	$33,843,618	$1,287,645,951
Sales	$33,910,936	$1,363,695,677

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Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,292,277	4,746	750,497	1,203,004
Issued to shareholders electing to receive payments of distributions in Fund shares	385,357	1,634	52,323	160,693
Redemptions	(1,665,228)	(23,714)	(249,228)	(706,754)
Exchange from Class B shares	42,512	—	—	—
Exchange to Class A shares	—	(42,786)	—	—

Net increase (decrease)	54,918	(60,120)	553,592	656,943

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	2,260,589	10,716	493,488	1,798,394
Issued to shareholders electing to receive payments of distributions in Fund shares	915,589	6,516	116,929	322,370
Redemptions	(7,734,138)	(71,258)	(1,343,949)	(2,603,722)
Exchange from Class B shares	103,807	—	—	—
Exchange to Class A shares	—	(104,467)	—	—

Net decrease	(4,454,153)	(158,493)	(733,532)	(482,958)

National Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	7,636,324	20,476	2,294,346	11,641,084
Issued to shareholders electing to receive payments of distributions in Fund shares	3,420,255	50,666	777,668	1,216,499
Redemptions	(23,743,027)	(457,208)	(5,371,022)	(11,577,088)
Exchange from Class B shares	549,225	—	—	—
Exchange to Class A shares	—	(549,167)	—	—

Net increase (decrease)	(12,137,223)	(935,233)	(2,299,008)	1,280,495

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	21,532,161	47,124	5,295,179	33,677,725
Issued to shareholders electing to receive payments of distributions in Fund shares	8,748,161	176,379	2,076,451	3,302,382
Redemptions	(63,950,083)	(1,321,416)	(18,016,785)	(75,723,092)
Issued in connection with tax-free reorganizations (see Note 11)	15,076,171	253,158	1,812,740	1,261,236
Exchange from Class B shares	1,293,154	—	—	—
Exchange to Class A shares	—	(1,293,046)	—	—

Net decrease	(17,300,436)	(2,137,801)	(8,832,415)	(37,481,749)

38

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

AMT-Free	6/15	245 U.S. 10-Year Treasury Note	Short	$(31,043,843)	$(31,582,031)	$(538,188)
	6/15	121 U.S. Long Treasury Bond	Short	(19,431,516)	(19,828,875)	(397,359)
National	6/15	2,000 U.S. Long Treasury Bond	Short	$(321,182,092)	$(327,750,000)	$(6,567,908)

At March 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2015 were as follows:

	AMT-Free Fund		National Fund

Liability Derivative:

Futures Contracts	$(935,547	)(1)	$(6,567,908	)(1)

Total	$(935,547)		$(6,567,908)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

39

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2015 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,065,561	)(1)	$(22,628,415	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(1,288,867	)(2)	$(9,843,668	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts — Short	$54,627,000	$391,710,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$378,590,057	$—	$378,590,057

Total Investments	$—	$378,590,057	$—	$378,590,057

Liability Description

Futures Contracts	$(935,547)	$—	$—	$(935,547)

Total	$(935,547)	$—	$—	$(935,547)

40

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,651,660,292	$—	$3,651,660,292
Taxable Municipal Securities	—	82,512,396	—	82,512,396
Corporate Bonds & Notes	—	38,870,414	—	38,870,414

Total Investments	$—	$3,773,043,102	$—	$3,773,043,102

Liability Description

Futures Contracts	$(6,567,908)	$—	$—	$(6,567,908)

Total	$(6,567,908)	$—	$—	$(6,567,908)

The Funds held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Reorganizations

As of the close of business on June 27, 2014, National Fund acquired the net assets of Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund) and Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) pursuant to a plan of reorganization approved by the shareholders of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of National Fund for shares of Class A, Class B, Class C and Class I of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, respectively, each outstanding on June 27, 2014 as follows:

		Alabama Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	3,691,256	3,716,509	$35,890,818
Class B	36,727	33,617	357,069
Class C	225,460	206,216	2,192,152
Class I	420,267	423,107	4,086,506

Total			$42,526,545

		Arkansas Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	4,659,303	5,049,539	$45,303,340
Class B	114,585	115,588	1,114,022
Class C	510,064	514,666	4,959,348
Class I	207,464	225,005	2,017,301

Total			$53,394,011

41

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

		Kentucky Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	3,797,691	4,154,124	$36,925,713
Class B	31,661	32,076	307,814
Class C	362,200	366,730	3,521,673
Class I	580,066	634,619	5,640,334

Total			$46,395,534

		Tennessee Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	2,927,921	3,293,416	$28,468,757
Class B	70,185	72,464	682,352
Class C	715,016	738,735	6,952,103
Class I	53,439	60,153	519,619

Total			$36,622,831

The investment portfolios of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund, with a fair value of $38,863,121, $50,565,357, $45,250,238 and $34,791,586, respectively, and identified cost of $36,052,796, $48,439,943, $42,026,544 and $33,403,232, respectively, were the principal assets acquired by National Fund. For financial reporting purposes, assets received and shares issued by National Fund were recorded at fair value; however, the identified cost of the investments received from Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund were carried forward to align ongoing reporting of National Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of National Fund immediately before the acquisition were $3,326,647,761. The net assets of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund at that date of $42,526,545, $53,394,011, $46,395,534 and $36,622,831, respectively, including $2,989,917, $7,112,190, $2,273,833 and $6,719,288 of accumulated net realized losses, respectively, and $2,810,325, $2,125,414, $3,223,694 and $1,388,354 of unrealized appreciation, respectively, were combined with those of National Fund, resulting in combined net assets of $3,505,586,682.

Assuming the acquisitions had been completed on October 1, 2013, the beginning of National Fund’s annual reporting period, National Fund’s pro forma results of operations for the year ended September 30, 2014 were as follows:

Net investment income	$166,228,357
Net realized gain	$23,408,511
Net increase in net assets from operations	$418,670,891

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it was not practicable to separate the amounts of revenue and earnings of Alabama Fund, Arkansas Fund, Kentucky Fund and Tennessee Fund since June 27, 2014 through September 30, 2014.

42

Eaton Vance

Municipal Income Funds

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714 3.31.15

Eaton Vance

Municipals Trust

Semiannual Report

March 31, 2015

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2015

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

California Municipal Opportunities Fund	2
Massachusetts Municipal Income Fund	3
New York Municipal Income Fund	4
Ohio Municipal Income Fund	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	10

Officers and Trustees	53

Important Notices	54

Eaton Vance

California Municipal Opportunities Fund

March 31, 2015

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/27/1994	12/19/1985	2.66%	8.22%	5.62%	4.14%
Class A with 4.75% Maximum Sales Charge	—	—	–2.22	3.12	4.60	3.63
Class C at NAV	08/31/2004	12/19/1985	2.23	7.44	4.82	3.36
Class C with 1% Maximum Sales Charge	—	—	1.23	6.44	4.82	3.36
Class I at NAV	03/03/2008	12/19/1985	2.78	8.49	5.88	4.33
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.89%	1.64%	0.64%
Net				0.85	1.60	0.60

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.71%	2.95%	3.96%
Taxable-Equivalent Distribution Rate				7.56	6.01	8.07
SEC 30-day Yield				1.58	0.92	1.92
Taxable-Equivalent SEC 30-day Yield				3.22	1.88	3.91

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						6.57%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	2.16%	7.22%	5.63%	3.96%
Class A with 4.75% Maximum Sales Charge	—	—	–2.64	2.15	4.60	3.46
Class C at NAV	05/02/2006	04/18/1991	1.78	6.43	4.84	3.18
Class C with 1% Maximum Sales Charge	—	—	0.78	5.43	4.84	3.18
Class I at NAV	06/17/1993	04/18/1991	2.27	7.44	5.84	4.17
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%
Barclays 20 Year Municipal Bond Index	—	—	3.18	8.99	6.43	5.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.78%	1.53%	0.58%
Net				0.73	1.48	0.53

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.44%	2.68%	3.64%
Taxable-Equivalent Distribution Rate				6.41	4.99	6.78
SEC 30-day Yield				1.65	1.00	1.93
Taxable-Equivalent SEC 30-day Yield				3.08	1.85	3.60

% Total Leverage[5]
RIB Financing						6.27%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

New York Municipal Income Fund

March 31, 2015

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/15/1994	08/30/1990	2.15%	7.53%	5.74%	4.22%
Class A with 4.75% Maximum Sales Charge	—	—	–2.74	2.42	4.72	3.72
Class B at NAV	08/30/1990	08/30/1990	1.77	6.72	4.95	3.45
Class B with 5% Maximum Sales Charge	—	—	–3.23	1.72	4.62	3.45
Class C at NAV	09/30/2003	08/30/1990	1.87	6.83	4.97	3.45
Class C with 1% Maximum Sales Charge	—	—	0.87	5.83	4.97	3.45
Class I at NAV	03/03/2008	08/30/1990	2.25	7.74	5.94	4.36
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%
Barclays 20 Year Municipal Bond Index	—	—	3.18	8.99	6.43	5.55

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.79%	1.55%	1.54%	0.59%
Net			0.73	1.49	1.48	0.53

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			3.63%	2.87%	2.87%	3.84%
Taxable-Equivalent Distribution Rate			7.03	5.56	5.56	7.44
SEC 30-day Yield			1.69	1.04	1.03	1.98
Taxable-Equivalent SEC 30-day Yield			3.28	2.01	2.00	3.83

% Total Leverage[5]
RIB Financing						7.12%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Ohio Municipal Income Fund

March 31, 2015

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	04/18/1991	2.10%	7.19%	4.82%	4.28%
Class A with 4.75% Maximum Sales Charge	—	—	–2.77	2.15	3.81	3.77
Class C at NAV	02/03/2006	04/18/1991	1.83	6.51	4.04	3.52
Class C with 1% Maximum Sales Charge	—	—	0.83	5.51	4.04	3.52
Class I at NAV	08/03/2010	04/18/1991	2.32	7.52	5.03	4.38
Barclays Municipal Bond Index	—	—	2.40%	6.62%	5.11%	4.84%
Barclays 20 Year Municipal Bond Index	—	—	3.18	8.99	6.43	5.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				0.73%	1.48%	0.54%
Net				0.69	1.44	0.50

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				3.69%	2.93%	3.90%
Taxable-Equivalent Distribution Rate				6.89	5.47	7.28
SEC 30-day Yield				1.76	1.11	2.05
Taxable-Equivalent SEC 30-day Yield				3.29	2.06	3.82

% Total Leverage[5]
RIB Financing						7.10%

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Municipal Income Funds

March 31, 2015

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. For the California Municipal Opportunities Fund, Massachusetts Municipal Income Fund and Ohio Municipal Income Fund, Class B shares were converted into another share class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

6

Eaton Vance

Municipal Income Funds

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.60	$4.45	0.88%
Class C	$1,000.00	$1,022.30	$8.22	1.63%
Class I	$1,000.00	$1,027.80	$3.19	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.43	0.88%
Class C	$1,000.00	$1,016.80	$8.20	1.63%
Class I	$1,000.00	$1,021.80	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

7

Eaton Vance

Municipal Income Funds

March 31, 2015

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.60	$3.83	0.76%
Class C	$1,000.00	$1,017.80	$7.60	1.51%
Class I	$1,000.00	$1,022.70	$2.82	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.83	0.76%
Class C	$1,000.00	$1,017.40	$7.59	1.51%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.50	$3.88	0.77%
Class B	$1,000.00	$1,017.70	$7.65	1.52%
Class C	$1,000.00	$1,018.70	$7.65	1.52%
Class I	$1,000.00	$1,022.50	$2.87	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class B	$1,000.00	$1,017.40	$7.65	1.52%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,022.10	$2.87	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

8

Eaton Vance

Municipal Income Funds

March 31, 2015

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.00	$3.73	0.74%
Class C	$1,000.00	$1,018.30	$7.50	1.49%
Class I	$1,000.00	$1,023.20	$2.72	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.73	0.74%
Class C	$1,000.00	$1,017.50	$7.49	1.49%
Class I	$1,000.00	$1,022.20	$2.72	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

9

Eaton Vance

California Municipal Opportunities Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 107.5%

Security	Principal Amount (000’s omitted)	Value

Education — 8.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,147,550
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	248,379
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	429,034
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,294,394
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,040,105
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	513,945
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	345,943
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	1,021,254
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,074,842
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,121,395
California State University, 5.25%, 11/1/31	1,465	1,728,480

		$12,965,321

Electric Utilities — 10.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$1,058,570
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,725	2,863,757
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,206,799
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,728,661
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,330,712
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,479,053
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,447,283

		$16,114,835

General Obligations — 16.9%
California, 5.00%, 2/1/31	$820	$949,822
California, 5.50%, 11/1/35	2,500	3,005,425
California, 6.00%, 4/1/38	1,000	1,189,510
Clovis Unified School District, (Election of 2012), 0.00%, 8/1/26	1,625	1,103,050
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	5,200	5,951,296
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,197,148

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
San Luis Coastal Unified School District, 5.00%, 8/1/27(2)	$1,000	$1,222,310
San Mateo County Transit District, 5.00%, 6/1/27(2)	1,700	2,119,050
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(3)	5,400	6,155,676
Sonoma Valley Unified School District, (Election of 2010), 5.00%, 8/1/27(2)	250	307,495
Sonoma Valley Unified School District, (Election of 2010), 5.00%, 8/1/28(2)	200	242,924
Ventura County Community College District, 5.00%, 8/1/27(2)	1,525	1,885,129

		$25,328,835

Hospital — 13.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,189,011
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,779,175
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	825,155
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,188,663
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,727,205
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,741,410
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(4)	3,000	3,598,380
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	576,580
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,705	1,795,587
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,003,060
Washington Township Health Care District, 5.00%, 7/1/25	750	813,225
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,351,563

		$19,589,014

Industrial Development Revenue — 1.3%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(5)	$265	$274,900
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25(5)	1,700	1,724,038

		$1,998,938

Insured – Education — 1.2%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,770,820

		$1,770,820

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,000	$2,012,260

		$2,012,260

Insured – Escrowed / Prerefunded — 2.9%
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	$3,925	$4,266,632

		$4,266,632

Insured – Lease Revenue / Certificates of Participation — 4.2%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30(4)	$9,530	$5,055,379
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,200	1,172,592

		$6,227,971

Insured – Special Tax Revenue — 2.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$940,688
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	494,040
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	380	443,403
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/33	950	1,078,953
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/32	425	492,379
Successor Agency to Emeryville Redevelopment Agency, (AGM), 5.00%, 9/1/33	385	445,356

		$3,894,819

Insured – Transportation — 3.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,297,440
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,714,525
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47(4)	2,230	2,428,649

		$5,440,614

Lease Revenue / Certificates of Participation — 3.1%
Golden State Tobacco Securitization Corp., 5.00%, 6/1/33(2)	$1,500	$1,731,270
Los Angeles County, (Disney Parking), 0.00%, 3/1/20(4)	3,205	2,924,050

		$4,655,320

Senior Living / Life Care — 3.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$708,615

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/28	$1,655	$1,820,384
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(5)	250	255,035
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(5)	1,000	1,012,160
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(5)	1,000	1,196,190
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	808,193

		$5,800,577

Special Tax Revenue — 16.6%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$805	$907,356
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	415	427,948
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	685,555
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,570	1,832,033
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	390	409,531
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	675,567
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	538,995
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	519,881
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	628,510
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	414,212
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,443,000
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	304,356
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	604,308
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	300,308
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	418,932
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	296,764
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	984,788
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	398,558
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,755,840

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	$1,000	$1,164,240
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	997,746
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	598,198
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	895,590
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/32	1,515	1,767,338
Torrance Redevelopment Agency, 5.625%, 9/1/28	850	851,386
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,055,510
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	901,566

		$24,778,016

Transportation — 13.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(4)	$4,005	$4,670,791
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22(2)	1,970	2,304,664
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(3)	3,080	3,518,900
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	3,057,945
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	2,936,300
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,173,192

		$20,661,792

Water and Sewer — 3.5%
California Department of Water Resources, 5.00%, 12/1/29	$45	$50,819
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,342,100
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,884,600

		$5,277,519

Total Tax-Exempt Municipal Securities — 107.5% (identified cost $145,718,529)		$160,783,283

Taxable Municipal Securities — 1.4%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,146,120

Total Taxable Municipal Securities — 1.4% (identified cost $2,000,000)		$2,146,120

Corporate Bonds & Notes — 0.6%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%
Dignity Health, 3.812%, 11/1/24	$860	$903,891

Total Corporate Bonds & Notes — 0.6% (identified cost $860,000)		$903,891

Total Investments — 109.5% (identified cost $148,578,529)		$163,833,294

Other Assets, Less Liabilities — (9.5)%		$(14,225,485)

Net Assets — 100.0%		$149,607,809

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.2% of total investments.

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,314,576.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $4,462,323 or 3.0% of the Fund’s net assets.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 101.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.5%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,588,640
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,887,180
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,268,194

		$12,744,014

Education — 13.1%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$1,100	$1,263,097
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,231,755
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,220,200
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	6,620,940
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,903,450

		$22,239,442

Escrowed / Prerefunded — 5.3%
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	$1,105	$1,254,595
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,726,300
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,120	1,240,019
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	685	708,071

		$8,928,985

General Obligations — 16.3%
Danvers, 5.25%, 7/1/36	$2,800	$3,337,124
Lexington, 4.00%, 2/1/22	1,315	1,520,245
Lexington, 4.00%, 2/1/23	1,095	1,276,474
Massachusetts, 5.00%, 12/1/31	5,000	5,872,350
Newton, 5.00%, 4/1/36	4,500	5,143,680
Plymouth, 5.00%, 5/1/26	710	836,621
Plymouth, 5.00%, 5/1/28	1,160	1,349,718
Plymouth, 5.00%, 5/1/31	1,090	1,255,495
Plymouth, 5.00%, 5/1/32	1,000	1,148,770
Wayland, 5.00%, 2/1/33	1,790	2,081,126

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/36	$2,680	$3,092,586
Winchester, 5.00%, 4/15/36	775	895,086

		$27,809,275

Hospital — 12.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,236,994
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,172,249
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/28	4,275	5,124,656
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,320,641
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,230,977
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,435,753
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,333,015
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,790,615
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	828,315

		$20,473,215

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,270,180

		$2,270,180

Insured – Education — 8.0%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,510,550
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	7,064,912

		$13,575,462

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$150	$166,074

		$166,074

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,582,907

		$1,582,907

Insured – Special Tax Revenue — 8.2%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,126,238
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,381,297
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,430,150

		$13,937,685

Insured – Student Loan — 1.9%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,305	$1,377,989
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,880	1,912,768

		$3,290,757

Insured – Transportation — 6.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,969,369
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,550,165

		$11,519,534

Other Revenue — 2.9%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,815,001
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,363,268
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,797,092

		$4,975,361

Senior Living / Life Care — 3.4%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,403,696
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	599,555
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(2)	261	261,107
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(2)	475	475,480

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	$615	$620,148
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,465,000

		$5,824,986

Special Tax Revenue — 6.0%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$477,020
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,494,145
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,174,760
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,624,871
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,439,774

		$10,210,570

Transportation — 5.1%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$3,500	$4,305,105
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,357,725

		$8,662,830

Water and Sewer — 2.7%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$2,335	$2,348,497
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,735,039
Massachusetts Water Resources Authority, 5.25%, 12/1/15	440	452,980

		$4,536,516

Total Tax-Exempt Investments — 101.5% (identified cost $151,534,472)		$172,747,793

Other Assets, Less Liabilities — (1.5)%		$(2,623,554)

Net Assets — 100.0%		$170,124,239

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 10.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $6,091,915 or 3.6% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,424,912.

16	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 103.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,763,581
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,372,888

		$16,136,469

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,650	$3,650,949

		$3,650,949

Education — 19.6%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,206,171
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,397,344
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,028,911
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,911,650
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	7,500	8,358,675
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,460,200
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,865,050
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	651,415
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,435,337
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,862,975
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,256,242
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,294,760
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	291,303
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,650,270
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,288,060
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,322,965
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,045,030

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$2,515	$2,732,950
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,066,171

		$72,125,479

Electric Utilities — 5.6%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,432,114
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,025,850
New York Power Authority, 5.00%, 11/15/31	1,000	1,152,140
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,770,771
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,415,781
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,724,803
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,981,252

		$20,502,711

Escrowed / Prerefunded — 1.4%
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	$4,500	$4,996,530

		$4,996,530

General Obligations — 6.0%
New York, 5.00%, 12/15/30	$5,000	$5,926,800
New York City, 5.00%, 8/1/20	3,500	4,103,330
New York City, 5.30%, 4/1/27	250	288,140
New York City, 5.375%, 4/1/36	5,000	5,743,750
New York City, 6.25%, 10/15/28	4,000	4,723,680
Saratoga County, 4.75%, 7/15/37	1,000	1,097,820

		$21,883,520

Health Care – Miscellaneous — 0.0%(2)
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	$125	$126,640

		$126,640

Hospital — 11.1%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$284,697
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	284,255
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/32	200	227,404

17	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/33	$150	$170,287
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	433,174
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,920,371
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,830	1,833,971
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,307,375
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,988,880
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,336,823
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,476,526
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,677,827
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,573,190
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,116,453
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,754,042
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,098
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,164,750
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,484,719

		$40,730,842

Housing — 2.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,600,730
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,012,620
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,117,200

		$7,730,550

Industrial Development Revenue — 3.1%
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	$3,750	$3,789,112
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	4,813,809
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	2,580	2,632,348

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	$295	$299,673

		$11,534,942

Insured – Education — 2.8%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$7,862,448
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,418,818

		$10,281,266

Insured – Electric Utilities — 1.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,004,120

		$5,004,120

Insured – Escrowed / Prerefunded — 4.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,074,489
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,339,923
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	11,592,244

		$18,006,656

Insured – General Obligations — 2.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,142,862
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,066,174
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,746,204

		$9,955,240

Insured – Other Revenue — 2.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,071,503
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,468,944
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,464,514

		$10,004,961

18	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.7%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,597,665

		$2,597,665

Lease Revenue / Certificates of Participation — 3.4%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$12,398,740

		$12,398,740

Other Revenue — 5.8%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$10,395	$5,156,959
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,489,433
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,914,106
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,126,070
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,258,371
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	3,697,715
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,752,100

		$21,394,754

Senior Living / Life Care — 1.2%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,880
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	774,490
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	324,703
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,664,437

		$4,564,510

Special Tax Revenue — 11.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,596,489
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,817,598
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,788,550
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,738,755

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	$5,500	$6,261,035
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,004,250
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,464,425
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,175,750
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,121,800
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,168,265

		$41,136,917

Transportation — 9.6%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,736,201
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,941,651
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,090,605
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,442,612
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,550,812
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,392,190
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	8,000	8,803,120
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,023,775
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,242,270

		$35,223,236

Water and Sewer — 2.4%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$344,226
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	332,766
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	184,176
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	290,037
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	279,490
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	270,463
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	261,729
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,722,885
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,146,900

19	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(4)	$3,450	$3,957,529

		$8,790,201

Total Tax-Exempt Investments — 103.1% (identified cost $335,658,616)		$378,776,898

Miscellaneous — 0.3%

Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(3)(5)(6)	400	$1,156,000

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,156,000

Total Investments — 103.4% (identified cost $336,938,616)		$379,932,898

Other Assets, Less Liabilities — (3.4)%		$(12,617,088)

Net Assets — 100.0%		$367,315,810

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 14.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Amount is less than 0.05%.
(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $11,275,175 or 3.1% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,657,530.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Non-income producing.

20	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 100.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$395	$402,541
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	873,697
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20(1)	1,000	1,193,800
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	4,300	4,438,632

		$6,908,670

Education — 8.0%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,882,100
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,366,720
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	625,686
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,296,540
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32(2)	550	633,770
Ohio State University, 5.00%, 12/1/29	1,060	1,353,609
Wright State University, 5.00%, 5/1/31	1,000	1,112,780

		$13,271,205

Electric Utilities — 0.8%
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation LLC), 3.625% to 6/1/20 (Put Date), 12/1/33	$1,215	$1,273,794

		$1,273,794

Escrowed / Prerefunded — 0.9%
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	$1,300	$1,446,549
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	59,622

		$1,506,171

General Obligations — 3.3%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,146,020
Highland Local School District, 5.50%, 12/1/36	1,000	1,141,420
Lakewood City School District, 5.00%, 12/1/33	1,000	1,168,540
Lakewood City School District, 5.00%, 11/1/36	1,330	1,524,725
Princeton City School District, 5.00%, 12/1/35	500	584,725

		$5,565,430

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,752,844
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,800,225
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,068,446
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,301,237
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,143,620
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	483,800
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,341,990
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,631,796
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,723,035
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	512,582
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	232,086

		$19,991,661

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,388,925
Cleveland, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	787,473

		$3,176,398

Insured – Education — 5.0%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,451,181
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,943,596
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,944,566

		$8,339,343

Insured – Electric Utilities — 7.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$280,597
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,645,310
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,059,140
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,153,820
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,712,975

21	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	$4,750	$3,118,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,011,593

		$11,982,285

Insured – Escrowed / Prerefunded — 9.8%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,545,528
Fairview Park, (NPFG), Prerefunded to 12/1/15, 5.00%, 12/1/25	3,700	3,818,215
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,612,215
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,008,480
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	888,535
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,312,516
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/21	1,745	1,841,272
Olentangy Local School District, (AGM), Prerefunded to 6/1/16, 5.00%, 12/1/30	1,255	1,324,238

		$16,350,999

Insured – General Obligations — 25.9%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,426,451
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(3)	7,500	9,582,750
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,669,329
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,558,933
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,657,653
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,483,200
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,333,050
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,386,614

		$43,097,980

Insured – Hospital — 2.1%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.423%, 2/1/29(4)(5)(6)	$2,575	$3,422,587

		$3,422,587

Insured – Transportation — 7.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,304,398
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,360,800

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$5,000	$5,194,650

		$12,859,848

Lease Revenue / Certificates of Participation — 1.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$169,981
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,697,655

		$1,867,636

Other Revenue — 2.7%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,922,804
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,605,948

		$4,528,752

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$639,931
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,059,312

		$1,699,243

Special Tax Revenue — 3.9%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,146,440
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,138,470
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,178,660
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,206,150
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	680,831
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,104,782

		$6,455,333

22	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

March 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.7%
Cincinnati Water System Authority, 4.50%, 12/1/23	$3,000	$3,192,150
Northeast Ohio Regional Sewer District, 5.00%, 11/15/27	1,000	1,220,870

		$4,413,020

Total Tax-Exempt Investments — 100.2% (identified cost $147,947,488)		$166,710,355

Other Assets, Less Liabilities — (0.2)%		$(294,090)

Net Assets — 100.0%		$166,416,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 57.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 25.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $3,422,587 or 2.1% of the Fund’s net assets.

(5)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(6)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2015.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Assets and Liabilities (Unaudited)

	March 31, 2015
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$148,578,529	$151,534,472	$336,938,616	$147,947,488
Unrealized appreciation	15,254,765	21,213,321	42,994,282	18,762,867
Investments, at value	$163,833,294	$172,747,793	$379,932,898	$166,710,355
Cash	$3,866,829	$7,012,771	$9,877,810	$3,102,829
Restricted cash*	168,000	311,000	526,000	347,000
Interest receivable	1,763,140	2,074,993	4,848,490	2,253,369
Receivable for investments sold	6,334,026	—	—	—
Receivable for Fund shares sold	1,027,117	220,618	1,593,118	120,787
Total assets	$176,992,406	$182,367,175	$396,778,316	$172,534,340
Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$28,150,000	$5,000,000
Payable for when-issued securities	16,024,191	—	—	629,151
Payable for variation margin on open financial futures contracts	25,656	30,469	52,001	34,531
Payable for Fund shares redeemed	559,384	577,042	728,060	232,717
Distributions payable	92,379	93,140	185,119	78,862
Payable to affiliates:
Investment adviser fee	57,881	54,043	125,212	53,540
Distribution and service fees	35,334	36,599	91,931	40,333
Interest expense and fees payable	14,187	16,318	55,589	8,962
Accrued expenses	55,585	45,325	74,594	39,979
Total liabilities	$27,384,597	$12,242,936	$29,462,506	$6,118,075
Net Assets	$149,607,809	$170,124,239	$367,315,810	$166,416,265
Sources of Net Assets
Paid-in capital	$156,179,887	$186,206,496	$369,786,012	$176,279,547
Accumulated net realized loss	(22,022,224)	(37,490,836)	(45,487,929)	(28,292,261)
Accumulated undistributed (distributions in excess of) net investment income	383,009	441,555	443,791	(54,752)
Net unrealized appreciation	15,067,137	20,967,024	42,573,936	18,483,731
Net Assets	$149,607,809	$170,124,239	$367,315,810	$166,416,265
Class A Shares
Net Assets	$123,100,303	$116,388,410	$262,597,559	$132,522,961
Shares Outstanding	11,941,614	12,720,294	25,818,758	14,401,539
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.31	$9.15	$10.17	$9.20
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.82	$9.61	$10.68	$9.66
Class B Shares
Net Assets	$—	$—	$3,622,933	$—
Shares Outstanding	—	—	355,733	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.18	$—
Class C Shares
Net Assets	$11,199,150	$20,769,371	$56,609,273	$22,406,209
Shares Outstanding	1,174,839	2,268,796	5,563,293	2,436,485
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.53	$9.15	$10.18	$9.20
Class I Shares
Net Assets	$15,308,356	$32,966,458	$44,486,045	$11,487,095
Shares Outstanding	1,483,927	3,603,797	4,374,120	1,247,561
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.32	$9.15	$10.17	$9.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2015
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$3,604,914	$3,571,632	$7,809,086	$3,695,764
Total investment income	$3,604,914	$3,571,632	$7,809,086	$3,695,764

Expenses
Investment adviser fee	$341,924	$313,858	$711,554	$311,656
Distribution and service fees
Class A	151,853	115,904	253,644	132,078
Class B	—	—	18,936	—
Class C	54,444	95,111	249,835	100,700
Trustees’ fees and expenses	4,018	4,299	8,731	4,165
Custodian fee	24,615	25,372	45,002	25,283
Transfer and dividend disbursing agent fees	28,525	32,021	72,381	33,691
Legal and accounting services	39,480	34,978	41,159	33,811
Printing and postage	7,743	6,990	12,757	8,066
Registration fees	571	5,911	3,057	4,061
Interest expense and fees	33,133	34,761	89,278	12,244
Miscellaneous	13,075	9,384	15,269	9,667
Total expenses	$699,381	$678,589	$1,521,603	$675,422
Deduct —
Reduction of custodian fee	$119	$703	$1,154	$202
Total expense reductions	$119	$703	$1,154	$202

Net expenses	$699,262	$677,886	$1,520,449	$675,220

Net investment income	$2,905,652	$2,893,746	$6,288,637	$3,020,544

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$896,259	$73,613	$6,342	$173,415
Financial futures contracts	(358,228)	(844,794)	(1,448,219)	(965,479)
Net realized gain (loss)	$538,031	$(771,181)	$(1,441,877)	$(792,064)
Change in unrealized appreciation (depreciation) —
Investments	$902,002	$1,736,301	$3,208,144	$1,568,678
Financial futures contracts	(252,785)	(368,592)	(629,995)	(418,902)
Net change in unrealized appreciation (depreciation)	$649,217	$1,367,709	$2,578,149	$1,149,776

Net realized and unrealized gain	$1,187,248	$596,528	$1,136,272	$357,712

Net increase in net assets from operations	$4,092,900	$3,490,274	$7,424,909	$3,378,256

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$2,905,652	$2,893,746	$6,288,637	$3,020,544
Net realized gain (loss) from investment transactions and financial futures contracts	538,031	(771,181)	(1,441,877)	(792,064)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	649,217	1,367,709	2,578,149	1,149,776
Net increase in net assets from operations	$4,092,900	$3,490,274	$7,424,909	$3,378,256
Distributions to shareholders —
From net investment income
Class A	$(2,247,530)	$(2,111,263)	$(4,661,012)	$(2,474,476)
Class B	—	—	(58,332)	—
Class C	(160,954)	(288,782)	(768,702)	(317,264)
Class I	(484,619)	(569,193)	(765,158)	(200,884)
Total distributions to shareholders	$(2,893,103)	$(2,969,238)	$(6,253,204)	$(2,992,624)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,730,495	$5,441,303	$23,117,317	$5,998,631
Class B	—	—	4,113	—
Class C	1,440,898	3,298,831	10,468,294	3,020,240
Class I	5,522,883	8,423,796	14,267,516	3,346,861
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,804,992	1,723,707	4,065,414	2,115,418
Class B	—	—	46,376	—
Class C	108,873	219,194	591,494	252,855
Class I	239,662	429,532	476,291	152,188
Cost of shares redeemed
Class A	(11,043,773)	(6,152,899)	(12,292,358)	(8,490,321)
Class B	—	—	(341,042)	—
Class C	(730,674)	(1,592,515)	(3,266,643)	(1,008,899)
Class I	(13,976,782)	(2,002,419)	(4,503,982)	(910,699)
Net asset value of shares exchanged
Class A	—	—	417,933	—
Class B	—	—	(417,933)	—
Net increase (decrease) in net assets from Fund share transactions	$(5,903,426)	$9,788,530	$32,632,790	$4,476,274

Net increase (decrease) in net assets	$(4,703,629)	$10,309,566	$33,804,495	$4,861,906

Net Assets
At beginning of period	$154,311,438	$159,814,673	$333,511,315	$161,554,359
At end of period	$149,607,809	$170,124,239	$367,315,810	$166,416,265

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$383,009	$441,555	$443,791	$(54,752)

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,221,831	$5,885,787	$12,165,413	$6,447,305
Net realized gain (loss) from investment transactions and financial futures contracts	2,923,453	(1,083,356)	(2,224,947)	742,383
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,110,570	10,659,247	21,585,063	9,475,339
Net increase in net assets from operations	$16,255,854	$15,461,678	$31,525,529	$16,665,027
Distributions to shareholders —
From net investment income
Class A	$(4,998,603)	$(4,598,410)	$(9,395,239)	$(5,516,371)
Class B	—	—	(164,400)	—
Class C	(334,356)	(592,640)	(1,417,659)	(662,141)
Class I	(839,057)	(799,492)	(1,119,845)	(265,242)
Total distributions to shareholders	$(6,172,016)	$(5,990,542)	$(12,097,143)	$(6,443,754)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,299,023	$10,996,775	$41,245,300	$8,717,997
Class B	—	—	12,420	—
Class C	1,397,199	2,515,358	13,080,172	2,985,532
Class I	11,826,628	13,134,065	21,162,555	4,989,115
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,979,205	3,707,111	8,060,755	4,618,109
Class B	—	—	125,784	—
Class C	209,053	434,549	1,093,370	537,211
Class I	216,110	532,827	664,247	168,348
Cost of shares redeemed
Class A	(29,791,718)	(26,253,903)	(42,794,208)	(31,746,394)
Class B	—	—	(1,045,315)	—
Class C	(2,227,110)	(4,451,366)	(8,958,562)	(6,413,076)
Class I	(15,989,226)	(5,039,506)	(10,224,554)	(3,238,286)
Net asset value of shares exchanged
Class A	—	—	779,011	—
Class B	—	—	(779,011)	—
Net increase (decrease) in net assets from Fund share transactions	$(25,080,836)	$(4,424,090)	$22,421,964	$(19,381,444)

Net increase (decrease) in net assets	$(14,996,998)	$5,047,046	$41,850,350	$(9,160,171)

Net Assets
At beginning of year	$169,308,436	$154,767,627	$291,660,965	$170,714,530
At end of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,358	$(82,672)

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights

	California Opportunities Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.230		$9.580	$10.410	$9.560	$10.000	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.191		$0.394	$0.377	$0.391	$0.457	$0.461
Net realized and unrealized gain (loss)	0.079		0.647	(0.833)	0.846	(0.454)	0.046

Total income (loss) from operations	$0.270		$1.041	$(0.456)	$1.237	$0.003	$0.507

Less Distributions
From net investment income	$(0.190)		$(0.391)	$(0.374)	$(0.387)	$(0.443)	$(0.447)

Total distributions	$(0.190)		$(0.391)	$(0.374)	$(0.387)	$(0.443)	$(0.447)

Net asset value — End of period	$10.310		$10.230	$9.580	$10.410	$9.560	$10.000

Total Return(2)	2.66	%(3)	11.07%	(4.51)%	13.17%	0.28%	5.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$123,100		$120,695	$133,046	$158,892	$151,148	$180,089
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.84	%(5)	0.85%	0.84%	0.84%	0.87%	0.90%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(4)	0.88	%(5)	0.89%	0.88%	0.90%	0.99%	1.00%
Net investment income	3.72	%(5)	3.99%	3.71%	3.91%	4.92%	4.76%
Portfolio Turnover	16	%(3)	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	California Opportunities Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.460		$8.860	$9.630	$8.840	$9.250	$9.190

Income (Loss) From Operations
Net investment income(1)	$0.141		$0.296	$0.278	$0.292	$0.358	$0.359
Net realized and unrealized gain (loss)	0.069		0.597	(0.773)	0.787	(0.423)	0.050

Total income (loss) from operations	$0.210		$0.893	$(0.495)	$1.079	$(0.065)	$0.409

Less Distributions
From net investment income	$(0.140)		$(0.293)	$(0.275)	$(0.289)	$(0.345)	$(0.349)

Total distributions	$(0.140)		$(0.293)	$(0.275)	$(0.289)	$(0.345)	$(0.349)

Net asset value — End of period	$9.530		$9.460	$8.860	$9.630	$8.840	$9.250

Total Return(2)	2.23	%(3)	10.23%	(5.25)%	12.38%	(0.50)%	4.65%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,199		$10,297	$10,237	$12,572	$10,211	$13,109
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.59	%(5)	1.60%	1.59%	1.59%	1.62%	1.65%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(4)	1.63	%(5)	1.64%	1.63%	1.65%	1.74%	1.75%
Net investment income	2.97	%(5)	3.24%	2.95%	3.15%	4.18%	4.00%
Portfolio Turnover	16	%(3)	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	California Opportunities Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.240		$9.590	$10.420	$9.560	$10.010	$9.950

Income (Loss) From Operations
Net investment income(1)	$0.204		$0.419	$0.402	$0.413	$0.479	$0.486
Net realized and unrealized gain (loss)	0.079		0.647	(0.833)	0.860	(0.463)	0.045

Total income (loss) from operations	$0.283		$1.066	$(0.431)	$1.273	$0.016	$0.531

Less Distributions
From net investment income	$(0.203)		$(0.416)	$(0.399)	$(0.413)	$(0.466)	$(0.471)

Total distributions	$(0.203)		$(0.416)	$(0.399)	$(0.413)	$(0.466)	$(0.471)

Net asset value — End of period	$10.320		$10.240	$9.590	$10.420	$9.560	$10.010

Total Return(2)	2.78	%(3)	11.33%	(4.27)%	13.56%	0.43%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,308		$23,320	$26,025	$15,310	$8,938	$8,286
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.59	%(5)	0.60%	0.59%	0.59%	0.62%	0.65%
Interest and fee expense(6)	0.04	%(5)	0.04%	0.04%	0.06%	0.12%	0.10%
Total expenses(4)	0.63	%(5)	0.64%	0.63%	0.65%	0.74%	0.75%
Net investment income	3.97	%(5)	4.25%	3.97%	4.12%	5.15%	5.01%
Portfolio Turnover	16	%(3)	12%	33%	23%	37%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Massachusetts Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.120		$8.560	$9.380	$8.700	$8.870	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.162		$0.347	$0.342	$0.360	$0.410	$0.420
Net realized and unrealized gain (loss)	0.034		0.566	(0.822)	0.670	(0.179)	0.022

Total income (loss) from operations	$0.196		$0.913	$(0.480)	$1.030	$0.231	$0.442

Less Distributions
From net investment income	$(0.166)		$(0.353)	$(0.340)	$(0.350)	$(0.401)	$(0.412)

Total distributions	$(0.166)		$(0.353)	$(0.340)	$(0.350)	$(0.401)	$(0.412)

Net asset value — End of period	$9.150		$9.120	$8.560	$9.380	$8.700	$8.870

Total Return(2)	2.16	%(3)	10.86%	(5.27)%	12.05%	2.92%	5.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,388		$115,002	$119,390	$148,671	$163,879	$196,939
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.73%	0.74%	0.74%	0.77%	0.81%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(4)	0.76	%(5)	0.78%	0.81%	0.82%	0.86%	0.91%
Net investment income	3.55	%(5)	3.93%	3.74%	3.99%	4.93%	4.87%
Portfolio Turnover	4	%(3)	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

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Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Massachusetts Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.120		$8.560	$9.390	$8.710	$8.880	$8.850

Income (Loss) From Operations
Net investment income(1)	$0.128		$0.281	$0.274	$0.291	$0.348	$0.354
Net realized and unrealized gain (loss)	0.034		0.566	(0.833)	0.671	(0.180)	0.026

Total income (loss) from operations	$0.162		$0.847	$(0.559)	$0.962	$0.168	$0.380

Less Distributions
From net investment income	$(0.132)		$(0.287)	$(0.271)	$(0.282)	$(0.338)	$(0.350)

Total distributions	$(0.132)		$(0.287)	$(0.271)	$(0.282)	$(0.338)	$(0.350)

Net asset value — End of period	$9.150		$9.120	$8.560	$9.390	$8.710	$8.880

Total Return(2)	1.78	%(3)	10.04%	(6.08)%	11.21%	2.16%	4.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,769		$18,787	$19,148	$23,766	$20,018	$22,718
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.48%	1.49%	1.49%	1.52%	1.55%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(4)	1.51	%(5)	1.53%	1.56%	1.57%	1.61%	1.65%
Net investment income	2.79	%(5)	3.18%	2.99%	3.22%	4.18%	4.10%
Portfolio Turnover	4	%(3)	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Massachusetts Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.120		$8.560	$9.380	$8.700	$8.870	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.170		$0.361	$0.360	$0.377	$0.428	$0.436
Net realized and unrealized gain (loss)	0.036		0.570	(0.822)	0.671	(0.181)	0.023

Total income (loss) from operations	$0.206		$0.931	$(0.462)	$1.048	$0.247	$0.459

Less Distributions
From net investment income	$(0.176)		$(0.371)	$(0.358)	$(0.368)	$(0.417)	$(0.429)

Total distributions	$(0.176)		$(0.371)	$(0.358)	$(0.368)	$(0.417)	$(0.429)

Net asset value — End of period	$9.150		$9.120	$8.560	$9.380	$8.700	$8.870

Total Return(2)	2.27	%(3)	11.09%	(5.08)%	12.28%	3.13%	5.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,966		$26,026	$16,229	$16,643	$12,542	$15,788
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.53%	0.54%	0.54%	0.57%	0.60%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.07%	0.08%	0.09%	0.10%
Total expenses(4)	0.56	%(5)	0.58%	0.61%	0.62%	0.66%	0.70%
Net investment income	3.73	%(5)	4.07%	3.95%	4.16%	5.15%	5.06%
Portfolio Turnover	4	%(3)	6%	4%	22%	19%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.140		$9.510	$10.320	$9.610	$9.790	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.187		$0.400	$0.399	$0.420	$0.457	$0.453
Net realized and unrealized gain (loss)	0.030		0.629	(0.808)	0.709	(0.184)	0.077

Total income (loss) from operations	$0.217		$1.029	$(0.409)	$1.129	$0.273	$0.530

Less Distributions
From net investment income	$(0.187)		$(0.399)	$(0.401)	$(0.419)	$(0.453)	$(0.450)

Total distributions	$(0.187)		$(0.399)	$(0.401)	$(0.419)	$(0.453)	$(0.450)

Net asset value — End of period	$10.170		$10.140	$9.510	$10.320	$9.610	$9.790

Total Return(2)	2.15	%(3)	11.02%	(4.10)%	11.98%	3.10%	5.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$262,598		$246,418	$224,465	$267,732	$254,304	$305,437
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.72	%(5)	0.73%	0.75%	0.76%	0.79%	0.79%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(4)	0.77	%(5)	0.79%	0.82%	0.84%	0.89%	0.88%
Net investment income	3.69	%(5)	4.08%	3.95%	4.22%	4.95%	4.75%
Portfolio Turnover	1	%(3)	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Fund — Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.150		$9.520	$10.330	$9.620	$9.800	$9.730

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.330	$0.324	$0.347	$0.387	$0.381
Net realized and unrealized gain (loss)	0.029		0.625	(0.808)	0.708	(0.182)	0.072

Total income (loss) from operations	$0.179		$0.955	$(0.484)	$1.055	$0.205	$0.453

Less Distributions
From net investment income	$(0.149)		$(0.325)	$(0.326)	$(0.345)	$(0.385)	$(0.383)

Total distributions	$(0.149)		$(0.325)	$(0.326)	$(0.345)	$(0.385)	$(0.383)

Net asset value — End of period	$10.180		$10.150	$9.520	$10.330	$9.620	$9.800

Total Return(2)	1.77	%(3)	10.19%	(4.81)%	11.14%	2.34%	4.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,623		$4,315	$5,687	$8,829	$10,240	$11,328
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.49%	1.50%	1.51%	1.54%	1.54%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(4)	1.52	%(5)	1.55%	1.57%	1.59%	1.64%	1.63%
Net investment income	2.95	%(5)	3.36%	3.19%	3.48%	4.19%	3.99%
Portfolio Turnover	1	%(3)	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.140		$9.520	$10.320	$9.610	$9.790	$9.720

Income (Loss) From Operations
Net investment income(1)	$0.149		$0.327	$0.323	$0.345	$0.387	$0.381
Net realized and unrealized gain (loss)	0.040		0.618	(0.797)	0.710	(0.183)	0.072

Total income (loss) from operations	$0.189		$0.945	$(0.474)	$1.055	$0.204	$0.453

Less Distributions
From net investment income	$(0.149)		$(0.325)	$(0.326)	$(0.345)	$(0.384)	$(0.383)

Total distributions	$(0.149)		$(0.325)	$(0.326)	$(0.345)	$(0.384)	$(0.383)

Net asset value — End of period	$10.180		$10.140	$9.520	$10.320	$9.610	$9.790

Total Return(2)	1.87	%(3)	10.08%	(4.71)%	11.15%	2.33%	4.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,609		$48,653	$40,695	$46,914	$38,670	$46,852
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.47	%(5)	1.48%	1.50%	1.50%	1.54%	1.54%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(4)	1.52	%(5)	1.54%	1.57%	1.58%	1.64%	1.63%
Net investment income	2.94	%(5)	3.32%	3.20%	3.46%	4.19%	3.99%
Portfolio Turnover	1	%(3)	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$10.140		$9.510	$10.320	$9.610	$9.780	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.198		$0.418	$0.419	$0.439	$0.474	$0.473
Net realized and unrealized gain (loss)	0.029		0.630	(0.808)	0.710	(0.172)	0.065

Total income (loss) from operations	$0.227		$1.048	$(0.389)	$1.149	$0.302	$0.538

Less Distributions
From net investment income	$(0.197)		$(0.418)	$(0.421)	$(0.439)	$(0.472)	$(0.468)

Total distributions	$(0.197)		$(0.418)	$(0.421)	$(0.439)	$(0.472)	$(0.468)

Net asset value — End of period	$10.170		$10.140	$9.510	$10.320	$9.610	$9.780

Total Return(2)	2.25	%(3)	11.24%	(3.91)%	12.20%	3.41%	5.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,486		$34,125	$20,814	$26,159	$15,243	$13,409
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.52	%(5)	0.53%	0.55%	0.55%	0.59%	0.59%
Interest and fee expense(6)	0.05	%(5)	0.06%	0.07%	0.08%	0.10%	0.09%
Total expenses(4)	0.57	%(5)	0.59%	0.62%	0.63%	0.69%	0.68%
Net investment income	3.89	%(5)	4.25%	4.15%	4.40%	5.13%	4.95%
Portfolio Turnover	1	%(3)	4%	5%	13%	6%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Ohio Fund — Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.180		$8.600	$9.490	$8.790	$9.140	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.366	$0.353	$0.364	$0.383	$0.378
Net realized and unrealized gain (loss)	0.018		0.579	(0.892)	0.698	(0.353)	(0.013)

Total income (loss) from operations	$0.192		$0.945	$(0.539)	$1.062	$0.030	$0.365

Less Distributions
From net investment income	$(0.172)		$(0.365)	$(0.351)	$(0.362)	$(0.380)	$(0.375)

Total distributions	$(0.172)		$(0.365)	$(0.351)	$(0.362)	$(0.380)	$(0.375)

Net asset value — End of period	$9.200		$9.180	$8.600	$9.490	$8.790	$9.140

Total Return(2)	2.10	%(3)	11.19%	(5.83)%	12.29%	0.54%	4.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132,523		$132,578	$142,380	$187,540	$178,802	$247,554
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.73	%(5)	0.69%	0.74%	0.73%	0.76%	0.76%
Interest and fee expense(6)	0.01	%(5)	0.04%	0.03%	0.03%	0.03%	0.02%
Total expenses(4)	0.74	%(5)	0.73%	0.77%	0.76%	0.79%	0.78%
Net investment income	3.78	%(5)	4.11%	3.84%	3.97%	4.48%	4.23%
Portfolio Turnover	2	%(3)	5%	9%	9%	6%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Ohio Fund — Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.170		$8.600	$9.480	$8.790	$9.140	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.139		$0.298	$0.284	$0.293	$0.319	$0.311
Net realized and unrealized gain (loss)	0.029		0.570	(0.882)	0.690	(0.353)	(0.011)

Total income (loss) from operations	$0.168		$0.868	$(0.598)	$0.983	$(0.034)	$0.300

Less Distributions
From net investment income	$(0.138)		$(0.298)	$(0.282)	$(0.293)	$(0.316)	$(0.310)

Total distributions	$(0.138)		$(0.298)	$(0.282)	$(0.293)	$(0.316)	$(0.310)

Net asset value — End of period	$9.200		$9.170	$8.600	$9.480	$8.790	$9.140

Total Return(2)	1.83	%(3)	10.24%	(6.44)%	11.34%	(0.21)%	3.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,406		$20,094	$21,739	$27,921	$21,580	$30,641
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.48	%(5)	1.44%	1.49%	1.48%	1.51%	1.51%
Interest and fee expense(6)	0.01	%(5)	0.04%	0.03%	0.03%	0.03%	0.02%
Total expenses(4)	1.49	%(5)	1.48%	1.52%	1.51%	1.54%	1.53%
Net investment income	3.02	%(5)	3.35%	3.09%	3.20%	3.72%	3.47%
Portfolio Turnover	2	%(3)	5%	9%	9%	6%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Ohio Fund — Class I
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30,				Period Ended September 30, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$9.180		$8.610	$9.490	$8.800	$9.140	$8.960

Income (Loss) From Operations
Net investment income(2)	$0.182		$0.382	$0.372	$0.382	$0.400	$0.061
Net realized and unrealized gain (loss)	0.029		0.571	(0.883)	0.688	(0.343)	0.180

Total income (loss) from operations	$0.211		$0.953	$(0.511)	$1.070	$0.057	$0.241

Less Distributions
From net investment income	$(0.181)		$(0.383)	$(0.369)	$(0.380)	$(0.397)	$(0.061)

Total distributions	$(0.181)		$(0.383)	$(0.369)	$(0.380)	$(0.397)	$(0.061)

Net asset value — End of period	$9.210		$9.180	$8.610	$9.490	$8.800	$9.140

Total Return(3)	2.32	%(4)	11.28%	(5.53)%	12.39%	0.74%	2.81	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,487		$8,882	$6,596	$6,415	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.53	%(6)	0.50%	0.54%	0.53%	0.56%	0.57	%(6)
Interest and fee expense(7)	0.01	%(6)	0.04%	0.03%	0.03%	0.03%	0.02	%(6)
Total expenses(5)	0.54	%(6)	0.54%	0.57%	0.56%	0.59%	0.59	%(6)
Net investment income	3.97	%(6)	4.28%	4.06%	4.16%	4.66%	4.19	%(6)
Portfolio Turnover	2	%(4)	5%	9%	9%	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(8)	For the year ended September 30, 2010.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), (formerly, Eaton Vance California Municipal Income Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund, Ohio Fund and prior to April 13, 2015, the California Opportunities Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Effective April 13, 2015, the investment objective of California Opportunities Fund is to seek to maximize after-tax total return. The California Opportunities Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

41

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$28,150,000	$5,000,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.03	0.02 - 0.04	0.02 - 0.07	0.03 - 0.04
Collateral for Floating Rate Notes Outstanding	$15,625,872	$19,116,002	$43,836,007	$9,582,750

42

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$28,150,000	$5,000,000
Average Interest Rate	0.63%	0.61%	0.64%	0.49%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2015.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds is July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Funds. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of March 31, 2015, the Funds’ investments in residual interest bonds that must be compliant with the Volcker Rule by July 21, 2015, if any, are anticipated to be restructured by the required compliance date.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to March 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

43

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2014, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2015	$—	$440,164	$108,787	$—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$20,755,454	$35,473,176	$34,413,296	$18,696,847

Deferred capital losses:
Short-term	$1,896,854	$1,300,001	$1,754,868	$3,811,935
Long-term	$—	$543,081	$7,158,023	$4,851,414

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$137,893,516	$139,500,934	$309,263,478	$142,927,686
Gross unrealized appreciation	$16,084,111	$21,959,134	$42,862,479	$18,803,113
Gross unrealized depreciation	(664,333)	(102,275)	(343,059)	(20,444)

Net unrealized appreciation	$15,419,778	$21,856,859	$42,519,420	$18,782,669

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of

44

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended March 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$341,924	$313,858	$711,554	$311,656
Effective Annual Rate	0.44%	0.38%	0.41%	0.38%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended March 31, 2015 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$3,866	$3,610	$8,651	$2,911
EVD’s Class A Sales Charges	$4,866	$11,678	$48,089	$14,139

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average

45

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2015 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$151,853	$115,904	$253,644	$132,078

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$14,949	$—
Class C Distribution Fees	$40,833	$75,088	$197,238	$79,500

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2015 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$3,987	$—
Class C Service Fees	$13,611	$20,023	$52,597	$21,200

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended March 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$1,200	$—
Class B	$—	$—	$1,000	$—
Class C	$—	$300	$4,000	$100

46

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2015 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$26,241,217	$15,869,259	$32,190,876	$5,585,888
Sales	$28,329,673	$5,978,945	$4,688,948	$2,543,200

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,038,278	—	151,411	537,010
Issued to shareholders electing to receive payments of distributions in Fund shares	175,114	—	11,421	23,223
Redemptions	(1,073,258)	—	(76,811)	(1,354,131)

Net increase (decrease)	140,134	—	86,021	(793,898)

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	537,207	—	152,780	1,184,375
Issued to shareholders electing to receive payments of distributions in Fund shares	401,673	—	22,797	21,642
Redemptions	(3,024,960)	—	(242,263)	(1,642,137)

Net decrease	(2,086,080)	—	(66,686)	(436,120)

Massachusetts Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	594,884	—	359,716	921,225
Issued to shareholders electing to receive payments of distributions in Fund shares	188,068	—	23,904	46,872
Redemptions	(672,133)	—	(173,726)	(218,645)

Net increase	110,819	—	209,894	749,452

47

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund (continued)
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	1,232,467	—	281,076	1,474,975
Issued to shareholders electing to receive payments of distributions in Fund shares	418,652	—	49,070	59,922
Redemptions	(2,987,674)	—	(506,909)	(576,562)

Net increase (decrease)	(1,336,555)	—	(176,763)	958,335

New York Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	2,274,768	404	1,028,646	1,403,016
Issued to shareholders electing to receive payments of distributions in Fund shares	399,432	4,551	58,076	46,792
Redemptions	(1,208,312)	(33,330)	(321,331)	(442,675)
Exchange from Class B shares	41,096	—	—	—
Exchange to Class A shares	—	(41,046)	—	—

Net increase (decrease)	1,506,984	(69,421)	765,391	1,007,133

	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	4,174,207	1,262	1,322,689	2,150,958
Issued to shareholders electing to receive payments of distributions in Fund shares	818,436	12,792	110,982	67,292
Redemptions	(4,361,589)	(106,745)	(912,580)	(1,039,873)
Exchange from Class B shares	79,430	—	—	—
Exchange to Class A shares	—	(79,328)	—	—

Net increase (decrease)	710,484	(172,019)	521,091	1,178,377

Ohio Fund
	Six Months Ended March 31, 2015 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	650,094	—	328,008	362,886
Issued to shareholders electing to receive payments of distributions in Fund shares	229,399	—	27,444	16,496
Redemptions	(922,461)	—	(109,577)	(98,944)

Net increase (decrease)	(42,968)	—	245,875	280,438

48

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

Ohio Fund (continued)
	Year Ended September 30, 2014
	Class A	Class B	Class C	Class I

Sales	975,168	—	332,464	550,415
Issued to shareholders electing to receive payments of distributions in Fund shares	516,970	—	60,214	18,776
Redemptions	(3,595,262)	—	(730,175)	(368,220)

Net increase (decrease)	(2,103,124)	—	(337,497)	200,971

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at March 31, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

California Opportunities	6/15	60 U.S. 10-Year Treasury Note	Short	$(7,602,574)	$(7,734,375)	$(131,801)
	6/15	17 U.S. Long Treasury Bond	Short	(2,730,048)	(2,785,875)	(55,827)
Massachusetts	6/15	75 U.S. Long Treasury Bond	Short	$(12,044,328)	$(12,290,625)	$(246,297)
New York	6/15	128 U.S. Long Treasury Bond	Short	$(20,555,654)	$(20,976,000)	$(420,346)
Ohio	6/15	85 U.S. Long Treasury Bond	Short	$(13,650,239)	$(13,929,375)	$(279,136)

At March 31, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

49

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2015 were as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Liability Derivative:

Futures Contracts	$(187,628	)(1)	$(246,297	)(1)	$(420,346	)(1)	$(279,136	)(1)

Total	$(187,628)		$(246,297)		$(420,346)		$(279,136)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2015 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(358,228	)(1)	$(844,794	)(1)	$(1,448,219	)(1)	$(965,479	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(252,785	)(2)	$(368,592	)(2)	$(629,995	)(2)	$(418,902	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2015, which are indicative of the volume of this derivative type, were approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:

Futures Contracts – Short	$10,842,000	$14,639,000	$25,069,000	$16,698,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

At March 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$160,783,283	$—	$160,783,283
Taxable Municipal Securities	—	2,146,120	—	2,146,120
Corporate Bonds & Notes	—	903,891	—	903,891

Total Investments	$—	$163,833,294	$—	$163,833,294

Liability Description

Futures Contracts	$(187,628)	$—	$—	$(187,628)

Total	$(187,628)	$—	$—	$(187,628)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$172,747,793	$—	$172,747,793

Total Investments	$—	$172,747,793	$—	$172,747,793

Liability Description

Futures Contracts	$(246,297)	$—	$—	$(246,297)

Total	$(246,297)	$—	$—	$(246,297)

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$378,776,898	$—	$378,776,898
Miscellaneous	—	—	1,156,000	1,156,000

Total Investments	$—	$378,776,898	$1,156,000	$379,932,898

Liability Description

Futures Contracts	$(420,346)	$—	$—	$(420,346)

Total	$(420,346)	$—	$—	$(420,346)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$166,710,355	$—	$166,710,355

Total Investments	$—	$166,710,355	$—	$166,710,355

Liability Description

Futures Contracts	$(279,136)	$—	$—	$(279,136)

Total	$(279,136)	$—	$—	$(279,136)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

51

Eaton Vance

Municipal Income Funds

March 31, 2015

Notes to Financial Statements (Unaudited) — continued

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

11  Name Change

Effective April 13, 2015, the name of Eaton Vance California Municipal Opportunities Fund was changed from Eaton Vance California Municipal Income Fund. In connection therewith, the investment objective of the Fund also changed as disclosed in Note 1 and its investment strategy now permits it to invest in obligations of any duration and credit quality.

52

Eaton Vance

Municipal Income Funds

March 31, 2015

Officers and Trustees

Officers of Eaton Vance Municipals Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7708 3.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 18, 2015